Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings (Loss) Per Share
Earnings (Loss) Per Share
Note 3 – Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution from the assumed exercise of stock options and warrants and the conversion of any convertible debt. During periods of net loss, all common stock equivalents are excluded from the diluted EPS calculation because they are antidilutive. Since the Company reported net income for the three months ended March 31, 2014, a total of 1,544,999 additional shares have been included for these diluted calculations.

Note 6 — Net Earnings (Loss) Per Share (EPS)

ASC 260-10 “Earnings Per Share” requires the Company to calculate its net income (loss) per share based on basic and diluted net income (loss) per share, as defined. Basic EPS excludes dilution and is computed by dividing net income (loss) by the weighted average number of shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The dilutive effect of outstanding options and warrants issued by the Company, are reflected in diluted EPS using the treasury stock method. Under the treasury stock method, options and warrants will generally have a dilutive effect when the average market price of common stock during the period exceeds their exercise price. The dilutive effect of any outstanding convertible debt issued by the Company is reflected in diluted EPS using the if-converted method. For periods of net loss, basic and diluted EPS are the same as the assumed exercise of stock options and warrants and the conversion of convertible debt are anti-dilutive.

	Year Ended December 31,
	2013	2012

Net (Loss) from Continuing Operations (A)	$(10,146,228)	$(4,747,387)

Net Income (Loss) (B)	$(10,146,228)	$322,840
Add - Interest savings from converted debt	—	114,537
Adjusted Diluted Net Income (Loss) (F)	$(10,146,228)	$437,377

Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)	5,988,595	3,536,865
Dilutive effect of options and warrants	2,984,199	31,354
Dilutive effect of convertible debt	-	82,881

Weighted Average Dilutive Shares Outstanding (D)	8,972,794	3,651,100

Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)	$(1.69)	$(1.34)
Diluted (1) (2)	$(1.69)	$(1.34)

Earnings (Loss) Per Share
Basic (B/C)	$(1.69)	$0.09
Diluted (F/D) (1)	$(1.69)	$0.09

(1)	Due to net loss for period, dilutive loss per share is the same as basic.
(2)	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.